Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies
(€ million)	Provisions for site restoration, abandonment and social projects	Environmental provisions	Provisions for litigations	Provisions for taxes other than income taxes	Loss adjustments and actuarial provisions for Eni's insurance companies	Provisions for losses on investments	Provisions for OIL insurance coverage	Other	Total
Carrying amount at December 31, 2023	9,470	3,613	681	183	245	208	105	1,028	15,533
New or increased provisions	481	929	100	27	87	24	2	264	1,914
Initial recognition and changes in estimates	97								97
Accretion discount	312	(51)							261
Reversal of utilized provisions	(814)	(636)	(18)	(46)	(114)			(138)	(1,766)
Reversal of unutilized provisions	(181)	(81)	(60)	(27)		(4)	(22)	(100)	(475)
Currency translation differences	312	2	19	6		3	1	9	352
Change in scope of consolidation	249		1	4				8	262
Other changes	(214)	(76)	(129)	11	11	3		(10)	(404)
Carrying amount at December 31, 2024	9,712	3,700	594	158	229	234	86	1,061	15,774